Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 19, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra Short Mortgage Fund
Supplement [Text Block]	amf705318_SupplementTextBlock	SUPPLEMENT DATED OCTOBER 19, 2012 TO PROSPECTUS DATED MARCH 1, 2012, AS SUPPLEMENTED MAY 4, 2012 AND AUGUST 6, 2012
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund | Barclays Capital 6 Month T-Bill Bellwethers
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital 6 Month T-Bill Bellwethers	[1]
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	2.30%
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund | Ultra Short Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	0.51%
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (after taxes on distributions)	[2]
1 Year	rr_AverageAnnualReturnYear01	0.71%
5 Years	rr_AverageAnnualReturnYear05	(2.87%)
10 Years	rr_AverageAnnualReturnYear10	(0.73%)
Asset Management Fund - Mutual Funds | Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | (after taxes on distributions and redemptions)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ultra Short Mortgage Fund (after taxes on distributions and redemptions)	[2]
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	(2.05%)
10 Years	rr_AverageAnnualReturnYear10	(0.26%)
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Government Mortgage Fund
Supplement [Text Block]	amf705318_SupplementTextBlock	SUPPLEMENT DATED OCTOBER 19, 2012 TO PROSPECTUS DATED MARCH 1, 2012, AS SUPPLEMENTED MAY 4, 2012 AND AUGUST 6, 2012
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual returns for the periods ended December 31, 2011, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund | Barclays Capital U.S. MBS Fixed Rate Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. MBS Fixed Rate Index	[3]
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund | U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Government Mortgage Fund (before taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund | U.S. Government Mortgage Fund | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Government Mortgage Fund (after taxes on distributions)	[2]
1 Year	rr_AverageAnnualReturnYear01	3.34%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	1.04%
Asset Management Fund - Mutual Funds | U.S. Government Mortgage Fund | U.S. Government Mortgage Fund | (after taxes on distributions and redemptions)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	U.S. Government Mortgage Fund (after taxes on distributions and redemptions)	[2]
1 Year	rr_AverageAnnualReturnYear01	2.73%
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	1.30%

[1]	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.
[2]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[3]	The Barclays Capital U.S. MBS Fixed Rate Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes.